Income Taxes (Reconciliation of Income Tax) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Amount
United States federal tax statutory rate	$ (4,077,982)	$ (4,947,324)
State taxes (net of deferred benefit)	(698,354)	(834,558)
Non-U.S. taxes	16,863
Non-deductible expenses	430,631	44,883
Tax credits	(280,145)
Other, net	(196,756)	3,153
Change in valuation allowance	4,805,742	5,733,844
Provision for income taxes
Percent of Pretax Earnings
United States federal tax statutory rate	34.00%	34.00%
State taxes (net of deferred benefit)	5.80%	5.70%
Non-U.S. taxes	(0.10%)
Non-deductable expenses	(3.60%)	(0.30%)
Tax credits	2.30%
Other, net	(1.60%)
Change in valuation allowance	(40.10%)	(39.40%)
Provision for income taxes